Cash and Cash Equivalents and Short-term Investments (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of cash and cash equivalents and short term investments

	June 30,	December 31,
	2023	2022

	(in US$’000)
Cash and Cash Equivalents
Cash at bank and on hand	71,244	178,326
Bank deposits maturing in three months or less	151,752	134,952
	222,996	313,278
Short-term Investments
Bank deposits maturing over three months (note)	633,172	317,718
	856,168	630,996

Note: The maturities for short-term investments ranged from 91 to 187 days and 91 to 99 days for the six months ended June 30, 2023 and the year ended December 31, 2022 respectively.

	June 30,	December 31,
	2023	2022

	(in US$’000)
US$	822,603	533,173
RMB	21,933	79,319
Hong Kong dollar (“HK$”)	9,872	16,721
	£1,417	1,370
Others	343	413
	856,168	630,996